Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade receivables [Abstract]
Summary of Trade Receivables
Trade receivables as of December 31, 2023 and 2022, are summarized as follows:

	2023	2022
Maritime
Offshore vessels	$180,827	$166,703
Parcel tankers	10,697	12,604
Shipping agencies	1,786	26,904
Bulk Carrier	-	33,896

Maritime infrastructure
Shipyard	33,328	56,343

Ports, terminals and logistics
Port services	371	100
Repair of containers	6,971	9,970
Automotive services	1,291	795

Warehousing and other businesses
Warehousing	31,631	60,040
Other businesses	1,698	1,335
Total trade receivables	268,600	368,690
Contract assets	67,765	97,144
Allowance for doubtful accounts	(28,612)	(25,975)
	$307,753	$439,859

Activity in Allowance for Doubtful Accounts
The activity in the allowance for doubtful accounts is presented below:

	2023	2022
Balance as of January 1	$25,975	$20,294
Impairment loss for the period	8,737	7,277
Receivables written off during the year	(6,100)	(1,596)
Balance as of December 31	$28,612	$25,975